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                                                         OMB Approval
                                               ---------------------------------
                                               OMB Number:             3235-0582
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                                               Expires:           April 30, 2009
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                                               Estimated average burden
                                               hours per response           14.4

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549



                                   FORM N-PX


              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-07358








              Duff & Phelps Utility and Corporate Bond Trust Inc.
               (Exact name of registrant as specified in charter)

                Nathan I. Partain
            Duff & Phelps Utility and                 John Sagan
            Corporate Bond Trust Inc.         Mayer, Brown, Rowe & Maw LLP
              55 East Monroe Street              71 South Wacker Drive
             Chicago Illinois 60603             Chicago, Illinois 60606
     (Address of principal executive offices)         (Zip code)



                55 East Monroe Street, Chicago, Illinois 60603
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 312-541-5555


Date of fiscal year end: December 31


Date of reporting period: July 1, 2006 to June 30, 2007


   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


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ICA File Number: 811-07358
Reporting Period: 07/01/2006-06/30/2007

NO VOTES - End of Report